Adoption of Accounting Standards	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Adoption of Accounting Standards

3. ADOPTION OF ACCOUNTING STANDARDS

ASU 2017-04 , Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU No. 2017-04 “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” which simplifies the subsequent measurement of goodwill and eliminates Step 2 from the goodwill impairment test. The standard is effective for annual periods beginning after December 15, 2019 but the Company opted for early adoption for the goodwill impairment test that was completed as of December 31, 2018.

ASU 2016-16 Intra-entity Transfers of Assets Other Than Inventory

In October 2016, the FASB issued ASU 2016-16 “Income taxes on intra-entity transfers of assets other than inventory” to improve the accounting on income taxes on intra-entity transfers. The ASU requires that an entity recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than defer the income tax effect under previous guidance. The Company adopted this ASU on a modified retrospective basis in the first quarter of 2018. The cumulative effect of the adoption is an increase to shareholders’ equity of $2.9 million due to the adjustment to the accumulated deficit.

ASU 2014-09 Revenue from Contracts with Customers

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) “Revenue from Contracts with Customers” (ASC 606). ASC 606 supersedes the revenue recognition requirements in ASC 605 “Revenue Recognition,” and requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration which the entity expects to be entitled to in exchange for those goods or services.

The Company adopted ASC 606 using the modified retrospective method applied to those contracts that were not yet complete as of January 1, 2018.  Results for reporting periods beginning after January 1, 2018 are presented under Topic ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under ASC 605.

With respect to its Licensing segment, under the Topic 605, licensing companies report revenue to the Company from per-unit royalty-based arrangements one quarter in arrears, resulting in revenue being recognized on the same basis. Under the new guidance, the Company estimates the per-unit royalty-based revenue each period. The new standard also significantly impacts the timing of revenue recognition associated with its fixed fee “right to use” arrangements where under the new standard the Company recognizes license revenues at the time of signing a license agreement (upfront) rather than recognizing revenue over the term of the arrangement.

With respect to its Intelligent systems segment, for the majority of its long-term contracts, the Company recognizes revenue and earnings over time as the work progresses because of the continuous transfer of control to the customer.  The adoption of this standard has impacted revenue recognition in relation to the allocation of contract revenues between installations, maintenance agreements and warranty on some long-term fixed price contracts.

The adoption of ASC 606 does not have a significant impact on the amount and timing of how revenue is recognized within the Enterprise software segment.

The Company opted to use the following practical expedients:

1.

For contracts that were modified before implementation, the Company has considered the aggregate effect of all modifications when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to satisfied and unsatisfied performance obligations;

2.

The Company will not adjust the promised amount of consideration for the effects of a significant financing component if the entity expects, at contract inception, that the period between when the entity transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

The cumulative effect of the changes made to the Company’s consolidated January 1, 2018 balance sheet for the adoption of ASU 2016-16 and ASU 2014-09 were as follows:

			Adjustments arising from implementation of ASU 2014-09
	Balances as at December 31, 2017	ASU 2016-16	Licensing	Intelligent Systems	Balances as at January 1, 2018
Assets
Unbilled revenue	$3,045	$-	$6,376	$(565)	$8,856
Deferred income tax assets	20,195	2,949	-	150	23,294

Liabilities
Deferred income tax liabilities	7,291	-	1,689	-	8,980

Equity
Deficit	(206,939)	2,949	4,687	(415)	(199,718)

The following tables disclose the impact of adoption, by segment, on the Company’s consolidated statement of operations for the twelve months ended December 31, 2018:

	For the year ended December 31, 2018
		Adjustments arising from implementation of ASU 2014-09
	As reported	Licensing	Intelligent Systems	Balances without ASU 2014-09
Revenues
License	$23,544	$5,563	$-	$29,107
Systems	29,252	-	(272)	28,980
Services	2,629	-	-	2,629
Recurring	21,976	230	141	22,347

Costs and expenses
Deferred income tax expense (recovery)	(8,345)	1,535	(34)	(6,844)

Net loss	(49,120)	4,258	(97)	(44,959)

The following table discloses the impact of adoption, by segment, on the Company’s consolidated balance sheet as at December 31, 2018:

		Adjustments arising from implementation of ASU 2014-09
	As reported	Licensing	Intelligent Systems	Balances without ASU 2014-09
Assets
Unbilled revenue	$3,990	$(584)	$433	$3,839
Deferred income tax assets	27,141	-	(115)	$27,026

Liabilities
Deferred income tax liabilities	4,337	(155)	-	4,182

Equity
Deficit	(253,443)	(429)	318	(253,554)

During the first quarter of 2018, the Company also adopted ASU 2016-01 Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities, ASU 2016-15 Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, ASU 2017-01 Business Combinations (Topic 805) – Clarifying the Definition of a Business and ASU 2017-04 – Intangibles – Goodwill and Other – Simplifying the Test for Goodwill Impairment. The adoption of these standards did not have a material impact on the consolidated financial statements or the related note disclosures.